Schedule of Revenue Base Redemption Liability Valuation (Details)	Dec. 31, 2024	Apr. 30, 2024
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Revenue base redemption liability, measurement input	6.3	7.0
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Revenue base redemption liability, measurement input	0.045	0.047
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Revenue base redemption liability, measurement input	0.700	0.650
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Revenue base redemption liability, measurement input	0	0
Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Revenue base redemption liability, measurement input	9.3740	9.5562
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Revenue base redemption liability, measurement input	5.01	9.31